Selected Statements Of Operations Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Statements Of Operations Data [Abstract]
Schedule Of Research And Development, Net

	Year ended December 31,
	2010	2011	2012

Research and development costs	$8,440	$12,552	$14,825
Less - grants and participation	536	1,844	2,161

	$7,904	$10,708	$12,664

Schedule Of Financial Income, Net

	Year ended December 31,
	2010	2011	2012

Financial income:

Interest on held-to-maturity marketable securities, amortization of premium and accretion of discounts on held-to-maturity marketable securities, interest on bank deposits and other interest	$1,311	$778	$878
Income related to ineffective derivative and derivative not designated as effective hedge	1,221	709	386
Foreign currency transaction differences, net	-	-	222

	2,532	1,487	1,486
Financial expenses:
Interest and bank expenses including expense related to sale of trade receivables	(1,087)	(1,209)	(3,050)
Expenses related to ineffective derivative and derivative not designated as effective hedge	(597)	(1,016)	(1,331)
Foreign currency transaction differences, net	(947)	(277)	-

	(2,631)	(2,502)	(4,381)

	$(99)	$(1,015)	$(2,895)

Schedule Of Net Loss Per Share

	Year ended December 31,
	2010	2011	2012

Numerator:

Numerator for basic and diluted net loss per share - continuing operations	6,976	(10,678)	(23,017)
Numerator for basic and diluted net loss per share - discontinued operations	(105,455)	(23,144)	(32,892)

	(98,479)	(33,822)	(55,909)

Denominator:

Denominator for basic net loss per share - weighted average number of Ordinary shares (see Note 11)	6,219,862	6,230,187	6,260,104

Effect of dilutive securities:
Employee stock options	*) -	*) -	*) -

Denominator for diluted net loss per share - adjusted weighted average number of shares	6,219,862	6,230,187	6,260,104

Net loss per share Basic and Diluted
Continuing operations	1.12	(1.71)	(3.68)
Discontinued operations	(16.95)	(3.72)	(5.25)

	$(15.83)	$(5.43)	$(8.93)

*)	Antidilutive.